Subordinated liabilities	12 Months Ended
Dec. 31, 2017
Subordinated liabilities [Abstract]
Subordinated liabilities

20. Subordinated liabilities

The detail of the balance of “Subordinated liabilities” is as follows:

Thousand of reais
	Issuance	Maturity (1)	Amount (millions)	Interest rate	2017	2016	2015

Subordinated Liabilities	Jun-06	Jul-16	R$1.500	105,0% CDI	-	-	4,196,347
Subordinated Liabilities	Oct-06	Sep-16	R$850	104,5% CDI	-	-	2,266,789
Subordinated Liabilities	jul-06 a out-06	Jul-16	R$447	104,5% CDI	-	-	1,230,505
Subordinated Liabilities	May-08	mai-15 a mai-18	R$283	CDI (2)	109,572	98,378	114,467
Subordinated Liabilities	mai-08 a jun-08	mai-15 a jun-18	R$268	IPCA (3)	409,658	367,868	289,196
Total					519,230	466,246	8,097,304

(1) Subordinated time deposits issued by Banco Santander S.A. with yield paid at the end of the term together with the principal.

(2) Indexed by 100% and 112% of the CDI.

(3) Indexed by the IPCA (extended consumer price index) plus interest of 8.3% p.a. to 8.4% p.a.

The detail by currency, of the balance of “Subordinated liabilities” is as follows:

Thousand of reais				Average Interest Rate (%)
Currency:	2017	2016	2015	2017	2016	2015

Real	519,230	466,246	8,097,304	7.5%	9.6%	14.6%
Total	519,230	466,246	8,097,304	7.5%	9.6%	14.6%

Changes in the balance of "Subordinated liabilities" in twelve-months period ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015

Balance at beginning of year	466,246	8,097,304	7,294,077
Payments	-	(8,362,652)	(216,075)
Interest (Note 34)	52,984	731,594	1,019,302
Balance at end of year	519,230	466,246	8,097,304

Note 45-d contains a detail of the residual maturity periods of subordinated liabilities at each year-end and of the related average interest rates in each year.